H. Bernt von Ohlen
Allianz Investment Management LLC
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
(763) 765-7330

April 24, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC 20549

Re: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
    Allianz Variable Insurance Products Trust
    File Nos. 333-83423 and 811-09491
    ----------------------------------------------------------------------------

Dear Sir/Madam:

Enclosed for filing please find Post-Effective Amendment No. 26 to Form N-1A for the above-referenced Registrant. The purpose of this filing is to update financial information and disclosure to the prospectus and SAI, based on comments received by the staff, describing the availability of new investment options being added to the trust. This post-effective amendment also includes a letter responding to staff comments, updating the letter previously filed on April 10, 2009 as correspondence.

Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

I hereby represent that the enclosed Post-Effective Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Securities Act Rule 485(b)

Please contact me with any questions or comments you may have concerning the enclosed. I may be reached at the following address and phone number: Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-7330.

Sincerely,

Allianz Variable Insurance Products Trust


By: /s/ H. Bernt von Ohlen